Derivative Instruments and Hedging Activities - Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts (Detail) - Foreign Currency Option Contracts [Member]
₨ in Thousands, $ in Thousands
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)
Derivatives, Fair Value [Line Items]
Foreign exchange derivative contracts, notional amount | $		$ 12,111		$ 14,976
Prepaid Expenses and Other Current Asset [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange derivative contracts, value	₨ 63,818		₨ 108,606
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange derivative contracts, value	₨ 61,120		₨ 83,426